Statutory Reserves and Restricted Net Assets - Additional Information (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statutory Reserves And Restricted Net Assets [Abstract]
Statutory reserve funds	¥ 77,453,118	$ 12,154,084	¥ 69,953,178	¥ 63,030,266
Restricted net assets	¥ 936,799,320	$ 147,004,256	¥ 777,732,187	¥ 509,435,466